Commitments and Contingencies - Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details) (10-K)	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Weighted average remaining lease terms (years) Lease facilities	4 years 6 months 29 days	4 years 9 months 29 days
Weighted average discount rate Lease facilities	4.35%	4.35%